TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Unrecovered expenditures	$ 8,684,991	$ 6,521,865	$ 6,700,186
Operating loss carryforwards	$ 373,405	371,872	120,640
Tax operating loss carry forwards expiry	the net operating loss began to expire in year 2025 if not utilized under Indonesian Tax regulations.
Deferred tax assets valuation allowance	$ 349,492	356,735	290,752
Valuation allowance current additions	7,244	(80,856)	(74,666)
Change in valuation allowance	41,082
Deferred tax assets valuation allowance	$ 48,326
INDONESIA
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
Non-eligible for tax discount, percentage	50.00%
INDONESIA | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
INDONESIA | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,153,764	$ 1,342,618	$ 1,231,123
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%